COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Obligation Under Funding Agreements

	Outstanding balance at end of period	Maturity of Outstanding balance	Issued during the period	Repaid during the period
	(in millions)
September 30, 2018
Short-term FHLBNY funding agreements	$500	less than one month	$4,500	$4,500
Long-term FHLBNY funding agreements	1,621	less than 4 years	—	—
	98	Less than 5 years	—	—
	781	Greater than 5 years	—	—
Total long-term funding agreements	2,500		$—	—
Total FHLBNY funding agreements at September 30, 2018	$3,000		$4,500	$4,500

December 31, 2017:
Short-term FHLBNY funding agreements	$500	Less than one month	$6,000	$6,000
Long-term FHLBNY funding agreements	1,244	Less than 4 years	324	—
	377	Less than 5 years	303	—
	879	Greater than 5 years	135	—
Total long-term funding agreements	2,500		762	—
Total FHLBNY funding agreements at December 31, 2017	$3,000		$6,762	$6,000

The table below summarizes the Company’s activity of funding agreements with the FHLBNY.

	Outstanding balance at end of period	Maturity of Outstanding balance	Issued during the period	Repaid during the period
	(in millions)
December 31, 2017:
Short-term FHLBNY funding agreements	$500	less than one month	$6,000	$6,000
Long-term FHLBNY funding agreements	1,244	less than 4 years	324	—
	377	Less than 5 years	303	—
	879	greater than five years	135	—

Total long term funding agreements	2,500		762	—

Total FHLBNY funding agreements at December 31, 2017	$3,000		$6,762	$6,000

December 31, 2016:
Short-term FHLBNY funding agreements	$500	less than one month	$6,000	$6,000
Long-term FHLBNY funding agreements	58	less than 4 years	58	—
	862	Less than 5 years	862	—
	818	greater than five years	818	—

Total long term funding agreements	1,738		1,738	—

Total FHLBNY funding agreements at December 31, 2016	$2,238		$7,738	$6,000

(1)

The $14 million difference between the funding agreements carrying value shown in fair value table for 2017 and contractual obligation value for 2017 reflects the impact of a hedge implemented to lock in the funding agreements borrowing rate.

Restructuring Costs and Liabilities
The liabilities associated with the Company’s lease obligations were as follows:

	Nine Months Ended September 30,	Year Ended December 31,
	2018	2017
	(in millions)
Leases
Balance, beginning of year	$165	$170
Expense incurred	7	29
Deferred rent	2	10
Payments made	(40)	(48)
Interest accretion	3	4
Balance, end of period	$137	$165

The restructuring costs, included in other operating expenses and liabilities, included in other liabilities, associated with the Company’s initiatives were as follows:

	December 31,
	2017	2016
	(in millions)
Severance
Balance, beginning of year	$22	$11
Additions	17	20
Cash payments	(14)	(9)
Other reductions	(2)	—

Balance, end of year	$23	$22

	December 31,
	2017	2016
	(in millions)
Leases
Balance as of January 1, 2017	$170	$190
Expense incurred	29	12
Deferred rent	10	5
Payments made	(48)	(42)
Interest accretion	4	5

Balance as of end of period	$165	$170